DERIVATIVES - Summary of Effect of Cash Flow and Fair Value Hedge Accounting on Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges – | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in other comprehensive income, cash flow hedges	$ 14	$ (6)	$ 48
Cash flow hedges – | Interest rate swaps | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from AOCI into income, cash flow hedges	13	16	3
Cash flow hedges – | Cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in other comprehensive income, cash flow hedges	(2)	(3)	3
Cash flow hedges – | Cross currency contracts | Investment expense (income) and other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from AOCI into income, cash flow hedges	7	(3)	10
Fair value hedges – cross currency contracts | Cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in other comprehensive income, fair value hedges	0	(6)	(2)
Fair value hedges – cross currency contracts | Cross currency contracts | Investment expense (income) and other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from AOCI into income, fair value hedges	36	(25)	53
Fair value hedges – cross currency contracts | Cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in other comprehensive income, net investment hedging	7	(9)	14
Fair value hedges – cross currency contracts | Cross currency contracts | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from AOCI into income, net investment hedges	$ 1	$ 1	$ 0